UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-4915

                          DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

  200 South Wacker Drive, Suite 500, Chicago, Illinois              60606

(Address of principal executive offices)                   (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code:    (312) 368-5510

Date of fiscal year end:    October 31

Date of reporting period:    July 31, 2014

Item 1.	Schedule of Investments.

See the Statement of Net Assets below.

DNP SELECT INCOME FUND INC. STATEMENT OF NET ASSETS JULY 31, 2014 (Unaudited)

		Value
Shares	Description	(Note 1)

COMMON STOCKS & MLP INTERESTS--112.3%

	ELECTRIC, GAS AND WATER--78.7%
1,500,000	Alliant Energy Corp.(a)	$84,750,000
1,500,000	Ameren Corp.	57,675,000
1,000,000	American Water Works Co.	47,770,000
3,071,300	CenterPoint Energy Inc.(a)(b)	74,694,016
1,200,000	Cleco Corp.	66,888,000
2,500,000	CMS Energy Corp.(a)	72,325,000
1,100,000	Dominion Resources, Inc.(a)(b)	74,404,000
1,000,000	DTE Energy Co.(a)	73,820,000
800,000	Duke Energy Corp.	57,704,000
1,600,000	Enbridge Inc. (Canada)(a)(b)	78,368,000
1,982,900	Great Plains Energy Inc.(a)(b)	49,156,091
900,000	Kinder Morgan Inc.(a)	32,382,000
188,673	National Grid plc ADR (United Kingdom)	13,544,835
4,796,214	National Grid plc (United Kingdom)	69,273,644
1,000,000	NextEra Energy, Inc.(a)(b)	93,890,000
2,000,000	NiSource Inc.	75,360,000
2,000,000	Northeast Utilities Inc.(a)(b)	87,800,000
800,000	Northwest Natural Gas Co.	34,576,000
2,000,000	OGE Energy Corp.	71,900,000
1,000,000	Piedmont Natural Gas Co.	34,690,000
1,600,000	Portland General Electric Co.	51,088,000
2,000,000	PPL Corp.(a)(b)	65,980,000
1,800,000	Public Service Enterprise Group Inc.(a)	63,306,000
1,900,000	Questar Corp.(a)(b)	42,256,000
1,000,000	Sempra Energy(a)(b)	99,710,000
1,500,000	Southern Co.(a)	64,935,000
1,915,000	Spectra Energy Corp.(a)	78,361,800
1,000,000	TransCanada Corp. (Canada)(a)(b)	50,170,000
1,500,000	Vectren Corp.(a)	57,135,000
2,000,000	Westar Energy Inc.(a)	72,080,000
1,000,000	WGL Holdings Inc.	38,980,000
1,650,000	The Williams Companies, Inc.(a)(b)	93,439,500
2,700,000	Xcel Energy Inc.(a)(b)	83,160,000
		2,111,571,886

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC. STATEMENT OF NET ASSETS — (Continued) JULY 31, 2014 (Unaudited)

		Value
Shares	Description	(Note 1)

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--18.9%
466,800	Access Midstream Partners LP	$28,110,696
453,000	Atlas Pipeline Partners LP	15,623,970
407,000	DCP Midstream Partners LP	22,169,290
559,000	El Paso Pipelines Partners LP	18,631,470
684,000	Enbridge Energy Partners LP	23,563,800
696,000	Energy Transfer Equity LP	37,855,440
280,000	Energy Transfer Partners LP	15,607,200
500,000	Enlink Midstream Partners LP	14,600,000
383,000	Enterprise Products Partners LP	28,571,800
231,000	EQT Midstream Partners LP	19,990,740
50,585	GasLog Partners LP (Marshall Islands)	1,689,539
282,000	Genesis Energy LP	14,802,180
242,000	Kinder Morgan Energy Partners LP	19,606,840
228,000	Linn Energy LLC	6,865,080
470,090	Magellan Midstream Partners LP	37,696,517
396,500	MarkWest Energy Partners LP	27,675,700
292,000	ONEOK Partners LP	16,375,360
475,610	Plains All American Pipeline LP	27,276,234
268,000	Spectra Energy Partners LP	13,826,120
324,000	Sunoco Logistics Partners LP	14,382,360
400,000	Tallgrass Energy Partners LP	15,700,000
392,000	Targa Resources Partners LP	26,216,960
64,229	Tesoro Logistics LP	4,278,936
62,440	Valero Energy Partners LP	2,902,211
215,861	Westlake Chemical Partners LP	6,551,381
294,000	Western Gas Partners LP	21,788,340
483,000	Williams Partners LP	24,459,120
		506,817,284

	TELECOMMUNICATIONS--14.7%
1,708,260	AT&T Inc.(a)(b)	60,796,973
939,200	BCE Inc. (Canada)(a)(b)	42,526,976
1,600,000	CenturyLink Inc.(a)(b)	62,784,000
3,518,491	Frontier Communications Corp.(a)	23,046,116
1,000,000	Orange SA (France)	15,721,503
1,094,800	Telus Corp. (Canada)	38,275,008
1,560,089	Verizon Communications Inc.(a)	78,659,687
782,200	Vodafone Group PLC ADR (United Kingdom)	25,984,684
4,000,000	Windstream Holdings, Inc.	45,840,000
		393,634,947
	Total Common Stocks & MLP Interests (Cost $2,252,301,366)	3,012,024,117

PREFERRED STOCKS--1.7%

	UTILITY--0.1%
50,000	Exelon Corp. 6 1/2%, due 6/01/17	2,455,000
		2,455,000
	NON-UTILITY--1.6%
100,000	Public Storage 6 7/8% Series O Perpetual	2,586,000
600,000	Realty Income Corp. 6 5/8% Series F Perpetual	15,612,000
400,000	Regency Centers Corp. 6 5/8% Series 6 Perpetual	10,360,000
234,900	Vornado Realty Trust 6 5/8% Series G Perpetual	5,964,111
350,000	Vornado Realty Trust 6 5/8% Series I Perpetual	8,823,500
		43,345,611
	Total Preferred Stocks (Cost $43,761,811)	45,800,611

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC. STATEMENT OF NET ASSETS — (Continued) JULY 31, 2014 (Unaudited)

		Value
Par Value	Description	(Note 1)

BONDS--20.6%

	ELECTRIC, GAS AND WATER--15.7%
$22,000,000	Arizona Public Service Co.
	6 7/8%, due 8/01/36(a)(b)	$29,369,868
10,450,000	Atmos Energy Corp.
	8 1/2%, due 3/15/19(a)(b)	13,256,630
11,000,000	Cleveland Electric Illuminating Co.
	8 7/8%, due 11/15/18(a)(b)	13,851,574
6,750,000	Commonwealth Edison Company
	6.95%, due 7/15/18	7,926,026
15,305,000	Consolidated Edison Co. of New York
	7 1/8%, due 12/01/18(a)(b)	18,422,965
9,354,000	Dominion Resources Inc.
	6.40%, due 6/15/18(a)(b)	10,886,494
10,000,000	DPL Capital Trust II
	8 1/8%, due 9/01/31	9,969,750
6,488,000	Energy Transfer Partners
	7.60%, due 2/01/24	8,106,101
8,850,000	Energy Transfer Partners
	8 1/4%, due 11/15/29	12,400,558
20,000,000	Entergy Texas Inc.
	7 1/8%, due 2/01/19(a)(b)	24,044,460
5,000,000	Enterprise Products Operating LLC
	6 1/2%, due 1/31/19	5,889,300
12,826,000	EQT Corp.
	8 1/8%, due 6/01/19(a)(b)	15,898,096
14,376,000	Exelon Generation Co. LLC
	6.20%, due 10/01/17(a)(b)	16,260,622
15,060,000	FPL Group Capital Inc.
	7 7/8%, due 12/15/15(a)(b)	16,485,580
10,000,000	Georgia Power Co.
	5.70%, due 6/01/17(a)(b)	11,206,760
10,618,000	Indiana Michigan Power Co.
	7.00%, due 3/15/19(a)(b)	12,772,870
8,030,000	Kinder Morgan, Inc.
	6.85%, due 2/15/20	9,561,642
14,445,000	Magellan Midstream Partners, LP
	6.40%, due 7/15/18(a)(b)	16,841,830
5,000,000	Metropolitan Edison Co.
	7.70%, due 1/15/19	6,075,025
12,000,000	National Fuel Gas Co.
	8 3/4%, due 5/01/19(a)(b)	14,987,736
10,000,000	National Grid PLC (United Kingdom)
	6.30%, due 8/01/16	11,034,160

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC. STATEMENT OF NET ASSETS — (Continued) JULY 31, 2014 (Unaudited)

		Value
Par Value	Description	(Note 1)

$3,350,000	Nevada Power Co.
	7 1/8%, due 3/15/19	$4,066,056
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, due 9/01/22	13,222,586
11,000,000	ONEOK, Inc.
	6.00%, due 6/15/35(a)	11,166,034
9,000,000	ONEOK Partners, LP
	8 5/8%, due 3/01/19	11,313,540
5,000,000	PPL Energy Supply LLC
	6 1/2%, due 5/01/18	5,391,610
14,000,000	Progress Energy Inc.
	7.05%, due 3/15/19(a)(b)	16,888,690
5,130,000	Public Service New Mexico
	7 1/2%, due 8/01/18	5,995,652
15,169,000	Sempra Energy
	6 1/2%, due 6/01/16(a)(b)	16,679,241
5,000,000	Sempra Energy
	6.15%, due 6/15/18	5,770,905
12,940,000	Spectra Energy
	6.20%, due 4/15/18	14,754,796
2,615,000	Spectra Energy
	6 3/4%, due 7/15/18	2,989,573
9,140,000	TransCanada PipeLines Ltd. (Canada)
	7 1/8%, due 1/15/19	11,056,749
14,380,000	Williams Partners, LP
	7 1/4%, due 2/01/17(a)(b)	16,336,039
		420,879,518

	TELECOMMUNICATIONS--4.2%
10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, due 2/15/30(a)(b)	13,395,600
15,000,000	CenturyLink Inc.
	6 7/8%, due 1/15/28	15,300,000
5,900,000	Comcast Corp.
	7.05%, due 3/15/33	7,957,017
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, due 10/01/30(a)(b)	21,132,390
10,311,000	Rogers Wireless Inc. (Canada)
	7 1/2%, due 3/15/15(a)(b)	10,751,269
10,000,000	TCI Communications Inc.
	8 3/4%, due 8/01/15(a)(b)	10,831,490
5,000,000	TCI Communications Inc.
	7 1/8%, due 2/15/28	6,607,125
15,500,000	Verizon Global Funding Corp.
	7 3/4%, due 12/01/30(a)	21,484,287
5,000,000	Vodafone Group PLC (United Kingdom)
	7 7/8%, due 2/15/30	6,927,995
		114,387,173

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC. STATEMENT OF NET ASSETS — (Continued) JULY 31, 2014 (Unaudited)

		Value
Par Value	Description	(Note 1)

	NON-UTILITY--0.7%
$8,000,000	Dayton Hudson Corp.
	9 7/8%, due 7/01/20	$10,586,616
300,000	Vornado Realty LP
	7 7/8%, due 10/01/39	7,638,000
		18,224,616
	Total Bonds (Cost $523,357,918)	553,491,307

TOTAL INVESTMENTS--134.6% (Cost $2,819,421,095)		3,611,316,035
Borrowings--(26.1%)		(700,000,000)
Other assets less liabilities--(8.5%)		(229,355,100)
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$2,681,960,935

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund's investments at July 31, 2014:

	Level 1	Level 2
Common stocks & MLP interests	$3,012,024,117	-
Preferred stocks	45,800,611	-
Bonds	-	$553,491,307
Total	$3,057,824,728	$553,491,307

There were no Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at July 31, 2014.

DNP SELECT INCOME FUND INC. STATEMENT OF NET ASSETS — (Continued) JULY 31, 2014 (Unaudited)

Note 2. Federal Tax Cost

At October 31, 2013, the Fund's most recent fiscal tax year end, the federal tax cost of investments and aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,863,733,755	$672,974,447	($116,820,710)	$556,153,737

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to MLP earnings and basis adjustments, the tax deferral of wash sale losses, the accretion of market discount and amortization of premiums and alternative tax treatment of certain securities.

Other information regarding the Fund is available on the Fund's website at www.dnpselectincome.com or the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ Nathan I. Partain

Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain

Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 19, 2014

By (Signature and Title)	/s/ Alan M. Meder

Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date	September 19, 2014